Payments, by Government - 12 months ended Dec. 31, 2024 - USD ($) $ in Millions	Taxes	Royalties	Fees	Infrastructure	Comm. Social Resp.	Total Payments	Tax Refund
Total	$ 96.4	$ 57.3	$ 4.0	$ 1.5	$ 5.9	$ 165.1
Australia
Total	95.9	45.6	3.8		0.7	146.0	$ 2.5
Australia | Australian Taxation Office (ATO)
Total	95.9					95.9	$ 2.5
Australia | Department of Mines and Petroleum
Total		45.6	0.4			46.0
Australia | Water Corporation
Total			1.8			1.8
Australia | Department of Biodiversity, Conservation and Attractions
Total			1.3			1.3
Australia | Western Power
Total			0.3			0.3
Australia | Shire of Murray
Total					0.2	0.2
Australia | Shire of Waroona
Total					0.3	0.3
Australia | Shire of Harvey
Total					0.2	0.2
Brazil
Total	0.2	11.7		1.5	5.2	18.6
Brazil | Secretaria Especial da Receita Federal do Brasil (RFB)
Total	0.2					0.2
Brazil | Agencia Nacional de Mineracao (ANM)
Total		5.3				5.3
Brazil | Instituto Nacional de Colonizacao e Reforma Agraria (INCRA)
Total					0.1	0.1
Brazil | Ministerio da Educacao
Total					0.9	0.9
Brazil | Secretaria da Fazenda do Estado do Para
Total		1.2				1.2
Brazil | Secretaria de Estado de Meio Ambiente, Clima e Sustentabilidade (SEMAS)
Total		0.4				0.4
Brazil | Estado do Para
Total				1.0		1.0
Brazil | Usinas da Paz (USIPAZ)
Total					2.5	2.5
Brazil | Secretaria da Fazenda do Estado do Minas Gerais
Total		0.1				0.1
Brazil | Prefeitura Municipal de Juruti
Total		$ 4.7		$ 0.5	1.6	6.8
Brazil | Secretaria de Estado de Meio Ambiente e Sustentabilidade
Total					$ 0.1	0.1
United States
Total	0.3		0.2			0.5
United States | U.S. Treasury
Total	$ 0.3					0.3
United States | Office of Surface Mining and Reclamation
Total			$ 0.2			$ 0.2